Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible assets
Intangible assets

Note 2:  Intangible assets

In accordance with IAS 36 ‘Impairment of Assets’, reviews for triggers of impairment or impairment reversals at an individual asset or cash generating unit level were conducted, and impairment tests carried out where triggers were identified. As a result, total impairment charges of $320m have been recorded against intangible assets during the six months ended 30 June 2023 (H1 2022: $26m net reversal). Net impairment charges in respect of medicines in development were $320m (H1 2022: $9m reversal) including the $244m impairment of the ALXN1840 intangible asset, following decision to discontinue this development programme in Wilson’s disease.

As previously disclosed, on 16 January 2023 AstraZeneca completed the acquisition of Neogene Therapeutics Inc. (Neogene), a global clinical-stage biotechnology company pioneering the discovery, development and manufacturing of next-generation T-cell receptor therapies (TCR-Ts). The purchase price allocation exercise has completed, with the fair value of total consideration determined at $267m. Intangible assets of $100m and goodwill of $158m were recognised in the acquisition balance sheet, as well as a cash outflow of $189m net of cash acquired. Future contingent milestones-based and non-contingent consideration is payable to a maximum of $120m. Neogene’s results have been consolidated into the Group’s results from 16 January 2023.

The acquisition of CinCor completed on 24 February 2023, recorded as an asset acquisition, with consideration and net assets acquired of $1,268m, which included intangible assets acquired of $780m, $424m of cash and cash equivalents, and $75m of marketable securities. The Condensed consolidated statement of cash flows includes a $1,204m payment for the intangible assets which is presented net of the $424m cash and cash equivalents acquired within Purchase of intangible assets, whilst the $75m increase in marketable securities is presented within Movement in short-term investments, fixed deposits and other investing instruments. Contingent consideration of up to $496m could be paid on achievement of regulatory milestones, and will be recognised when the associated milestones are triggered.